Noncontrolling Interests (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Noncontrolling Interest [Abstract]
Net gains (losses) recognized due to deconsolidation of subsidiaries	¥ (2,848)	¥ 3,261	¥ (22,736)